Fair Value Measurements - Fair Value of Financial Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value Measurement on a Recurring Basis [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Quoted Market Prices of Identical Assets (Level1) [Member]
Assets
Fair value of assets	$ 957,217	$ 975,689
Quoted Market Prices of Identical Assets (Level1) [Member] | Short-term Marketable Securities [Member]
Assets
Fair value of assets	522,028	418,480
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Marketable Securities [Member]
Assets
Fair value of assets	422,706	543,623
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Debt Instruments [Member]
Assets
Fair value of assets	2,449	3,033
Quoted Market Prices of Identical Assets (Level1) [Member] | Long-term Equity Instruments [Member]
Assets
Fair value of assets	10,034	10,553
Significant Other Observable Inputs (Level 2) [Member]
Assets
Fair value of assets	808	680
Significant Other Observable Inputs (Level 2) [Member] | Forward Contracts [Member]
Assets
Fair value of assets	808	680
Liabilities
Fair value of liabilities	$ (281)	$ (591)